Debt And Other Credit Facilities (Letters of credit, surety bonds and guarantees) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Revolving credit agreement	$ 470	$ 650
Letters Of Credit, Surety Bonds And Bank Guarantees
Debt Instrument [Line Items]
Committed and uncommitted lines of credit, total	2,000
Letters of credit, outstanding amount	365
Line of credit facility, remaining borrowing capacity	1,000
Letters of credit outstanding longer maturity	0
Letters of credit outstanding relate to joint venture operations	170
Credit Agreement | Letters Of Credit, Surety Bonds And Bank Guarantees
Debt Instrument [Line Items]
Letters of credit, outstanding amount	37
Uncommitted Bank Lines | Letters Of Credit, Surety Bonds And Bank Guarantees
Debt Instrument [Line Items]
Letters of credit, outstanding amount	$ 328